TURNER FUNDS

Class C

Supplement dated October 22, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

Stephen Negrotti resigned as a Trustee of the Trust effective October 21, 2015.  On October 21, 2015, the Board of Trustees appointed Robert E. Turner to fill the vacancy created by Mr. Negrotti’s resignation.

1.                                      The entry for Mr. Negrotti on page 42 in the table under “Trustees and Officers of the Trust” is deleted and replaced with the following information:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Interested Trustee*

Robert E. Turner 58	Trustee (since 2015)** and President	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	5	None

*                                         Mr. Turner is deemed to be an “Interested Trustee by virtue of his relationship with Turner.

**                                  Mr. Turner previously served as a Trustee of the Trust from 1996-2010.

2.                                      The entry for Mr. Negrotti in the table on page 43 under “Executive Officers” is deleted and replaced with the following information:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Robert E. Turner 58	President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	N/A	N/A

3.                                      The entry for Mr. Negrotti on page 44 is deleted and replaced with the following information:

Robert E. Turner.  Mr. Turner has been a Trustee since 2015.  He is the co-founder, Chairman and Chief Investment Officer of the Adviser.  Mr. Turner previously served as a Trustee of the Trust from 1996-2010 and has 34 years of finance experience.

4.                                      The entry for Mr. Negrotti in the table under “Fund Shares Owned By Trustees” on page 47 is deleted and replaced with the following information:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Robert E. Turner(1)	Over $100,000 (Turner Medical Sciences Long/Short Fund) Over $100,000 (Turner Titan II Fund)	Over $100,000

(1) Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

5.                                      The entry for Mr. Negrotti in the table under “Compensation” on page 48 is deleted and replaced with the following information:

Name of Person, Position	Aggregate Compensation From the Trust for the Fiscal Year Ended September 30, 2015	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2015
Interested Trustee
Robert E. Turner (1)	—	—	—	—

(1)                                 Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.  Mr. Turner became a Trustee of the Trust effective October 21, 2015.  Mr. Turner previously served as a Trustee of the Trust from 1996-2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TURNER FUNDS

Institutional Class

Investor Class

Retirement Class

Supplement dated October 22, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

Stephen Negrotti resigned as a Trustee of the Trust effective October 21, 2015.  On October 21, 2015, the Board of Trustees appointed Robert E. Turner to fill the vacancy created by Mr. Negrotti’s resignation.

1.                                      The entry for Mr. Negrotti on page 49 in the table under “Trustees and Officers of the Trust” is deleted and replaced with the following information:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Interested Trustee*

Robert E. Turner 58	Trustee (since 2015)** and President	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	5	None

*                                         Mr. Turner is deemed to be an “Interested Trustee by virtue of his relationship with Turner.

**                                  Mr. Turner previously served as a Trustee of the Trust from 1996-2010.

2.                                      The entry for Mr. Negrotti in the table on page 50 under “Executive Officers” is deleted and replaced with the following information:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Robert E. Turner 58	President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	N/A	N/A

3.                                      The entry for Mr. Negrotti on page 51 is deleted and replaced with the following information:

Robert E. Turner.  Mr. Turner has been a Trustee since 2015.  He is the co-founder, Chairman and Chief Investment Officer of the Adviser.  Mr. Turner previously served as a Trustee of the Trust from 1996-2010 and has 34 years of finance experience.

4.                                      The entry for Mr. Negrotti in the table under “Fund Shares Owned By Trustees” on page 54 is deleted and replaced with the following information:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Robert E. Turner(1)

Over $100,000 (Turner Emerging Growth Fund)
Over $100,000 (Turner Medical Sciences Long/Short Fund)
Over $100,000 (Turner Midcap Growth Fund)
Over $100,000 (Turner Small Cap Growth Fund)
Over $100,000 (Turner Titan II Fund)

Over $100,000

(1) Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

5.                                      The entry for Mr. Negrotti in the table under “Compensation” on page 55 is deleted and replaced with the following information:

Name of Person, Position	Aggregate Compensation From the Trust for the Fiscal Year Ended September 30, 2015	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2015
Interested Trustee
Robert E. Turner (1)	—	—	—	—

(1)                                 Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.  Mr. Turner became a Trustee of the Trust effective October 21, 2015.  Mr. Turner previously served as a Trustee of the Trust from 1996-2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.